Provision (Benefit) for Income Taxes from Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Current taxes (benefits):
Federal	$ 691	$ (670)	[1]	$ 289	[1]
Foreign	317	408	[1]	185	[1]
State and local	28	110	[1]	101	[1]
Total current tax expense (benefit)	1,036	(152)	[1]	575	[1]
Deferred taxes:
Federal	(34)	1,278	[1]	(1,676)	[1]
Foreign	(16)	(75)	[1]
State and local	62	(4)	[1]	(294)	[1]
Total deferred tax expense (benefit)	12	1,199	[1]	(1,970)	[1]
Provision (benefit) for income taxes	$ 1,048	$ 1,047	[1],[2]	$ (1,395)	[1],[2]

[1]	Based on continuing operations for 2010 and 2009.
[2]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.